Combined Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues
Affiliate	[1]	$ 615		$ 497		$ 273
Third-party	[1]	497		103		40
Total Revenues	[1]	1,112		600		313
Costs and Expenses
Operating and maintenance expenses	[1]	455		313		188
Imbalance settlement gains and reimbursements	[1]	(40)		(43)		(12)
General and administrative expenses	[1]	102		74		32
Depreciation and amortization expenses	[1],[2]	180		79		48
Loss (gain) on asset disposals and impairments	[1]	1		(4)		0
Total Costs and Expenses	[1]	698		419		256
Operating Income	[1]	414		181		57
Interest and financing costs, net	[1]	(150)		(109)		(39)
Equity in earnings of unconsolidated affiliates	[1]	7		1		0
Earnings Before Income Taxes	[1]	271		73		18
Income tax expense	[1]	1		0		0
Net Earnings	[1]	270		73		18
Loss attributable to Predecessors	[1]	22	[3]	29	[4]	62
Net earnings attributable to noncontrolling interest	[1]	(20)		(3)		0
Net income attributable to partners	[1]	272		99		80
General partner's interest in net earnings, including incentive distribution rights	[1]	(73)		(43)		(12)
Limited partners’ interest in net earnings	[1]	$ 199		$ 56		$ 68
Net earnings per limited partner unit:
Common - basic (dollars per unit)		$ 2.33	[5]	$ 0.96	[5]	$ 1.48
Common - diluted (dollars per unit)		2.33	[5]	0.96	[5]	1.47
Subordinated - basic and diluted (dollars per unit)		$ 0.00		$ 0.62	[5]	$ 1.35
Weighted average limited partner units outstanding:
Common units - basic (units)		84.7		54.2		31.5
Common units - diluted (units)		84.8		54.2		31.6
Subordinated units - basic and diluted (units)	[6]	0.0		5.6		15.3
Cash distributions paid per unit		$ 2.8350		$ 2.4125		$ 2.0175

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[3]	Amounts attributable to Predecessors have been reflected in the Parent column.
[4]	Amounts attributable to Predecessors have been reflected in the Parent column.
[5]	The sum of four quarters may not equal annual results due to rounding or the quarterly number of shares outstanding.
[6]	On May 16, 2014, the subordinated units were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. Distributions and the Partnership’s net earnings were allocated to the subordinated units through May 15, 2014.